Foreclosed Assets (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
FORECLOSED ASSETS [Abstract]
Foreclosed Assets
(7)	Foreclosed Assets

The following table summarizes the activity in foreclosed assets for the six month periods ended June 30, 2018 and 2017:

	June 30, 2018	June 30, 2017
Dollars in thousands
Balance, beginning of year	$789	$1,011
Additions	1,618	-
Proceeds from sale	(210)	(211)
Valuation adjustments	(248)	(193)
Gains/(losses) on sales	22	(24)
Balance, end of quarter	$1,971	$583

The Company has two foreclosed residential real estate properties totaling $837,000 as of June 30, 2018.

The company did not have any consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings are in process as of June 30, 2018.

NOTE E – FORECLOSED ASSETS

The following table summarizes the activity in foreclosed assets for the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Dollars in thousands
Balance, beginning of year	$1,011	$1,994
Additions	520	609
Proceeds from sale	(523)	(1,165)
Valuation adjustments	(195)	(373)
Losses on sales	(24)	(54)
Balance, end of year	$789	$1,011

The Company has one foreclosed residential real estate property held in the amount of $196,000 as of December 31, 2017.

The recorded investment of consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings are in process totaled $449,000 for December 31, 2017.